Other reserves (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023		Dec. 31, 2023
Disclosure of reserves within equity [line items]
Beginning balance, Equity	$ 347,354	$ 1,360,230		$ 1,360,230
Other comprehensive income	1,043,520	44,192	[1]
Recognition of share-based payment expense	3,255	3,129
Ending balance, Equity	(163,121)	1,415,326	[2]	347,354
Other reserves
Disclosure of reserves within equity [line items]
Beginning balance, Equity	8,430	(861,271)		(861,271)
Other comprehensive income	1,050,193	38,990		950,855
Options converted to shares	(2,878)	(73,372)		(92,896)
Recognition of share-based payment expense	3,255	3,129		13,168
Other reclassifications related to share-based payment				(1,426)
Ending balance, Equity	1,059,000	(892,524)	[2]	8,430
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	9	(3)		(3)
Other comprehensive income	1			12
Ending balance, Equity	10			9
Restructuring reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	4,019	4,019		4,019
Ending balance, Equity	4,019			4,019
Share- based payment reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	17,663	98,817		98,817
Options converted to shares	(2,878)			(92,896)
Recognition of share-based payment expense	3,255			13,168
Other reclassifications related to share-based payment				(1,426)
Ending balance, Equity	18,040			17,663
Loss on transactions between owners
Disclosure of reserves within equity [line items]
Beginning balance, Equity	(840,359)	(840,359)		(840,359)
Ending balance, Equity	(840,359)			(840,359)
Foreign exchange translation reserve
Disclosure of reserves within equity [line items]
Beginning balance, Equity	827,098	$ (123,745)		(123,745)
Other comprehensive income	1,050,192			950,843
Ending balance, Equity	$ 1,877,290			$ 827,098

[1]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.
[2]	Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.